East End Mutual Funds, Inc.- Capital Appreciation Series
                          SCHEDULE OF INVESTMENTS
                                 Unaudited
                     July 1,1997 to December 31,1997
       COMMON STOCKS
                                         Shares          Value
          Medical Equipment - 15.5%
       Advanced Technology Labs*          400         $ 18,400
       Biomatrix *                        360           10,800
       Imatron Inc.*                    2,100            4,856
                                                        34,056
          Computer Peripherals - 23.8%
       Iomega Corp.*                    3,420           42,323
       Ascend Communications *            199            4,888
       Western Digital *                  310            4,979
                                                        52,190
          Computer Hardware - 13.4%
       Identix Inc.*                    1,000            9,625
       Inacomp *                          450           12,656
       Bay Networks Inc.*                 280            7,140
                                                        29,421
          Computer Software - 8.6%
       Vocal Tec *                        500           10,250
       Netscape Communications Corp.*     185            4,509
       Learning Company *                 250            4,016
                                                        18,775
          Leisure - 7.9%
       CKE Rest. Corp.*                   410           17,271

          Medical Care - 11.7%
       Oxford Health Plans Inc.*          280            4,358
       Cell Genesys *                   1,100            9,350
       Theragenics *                      330           11,880
                                                        25,588
          Financial  - 7.5%
       First Plus Financial *             430           16,501

          Oil Field Services - 5.0%
       Seacor Smit *                      185           11,146

       Total Common Stocks - 93.4%                     204,948
       (cost - $204,549)
       CASH AND OTHER ASSETS LESS LIABILITIES - 6.6%    14,250
       NET ASSETS   -  100%                           $219,198

        *  Non-dividend paying during the period.

                 The accompanying notes are an integral part
                         of these financial statements.

                                       1

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         East End Mutual Funds, Inc. - Capital Appreciation Series

                       STATEMENT OF ASSETS AND LIABILITIES
                                 Unaudited
                     July 1,1997 to December 31,1997




       ASSETS

       Investments in securities, at value
       (cost-$204,549)(Notes 1 and 3)                      $ 204,948
       Cash in money market account                           14,250
       Deferred organization costs (Note 1)                   28,989

                      Total assets                           248,187


       LIABILITIES

       Due to manager for deferred organization costs
       (Note 1)                                               28,989

                      Total liabilities                       28,989


       NET ASSETS                                          $ 219,198

       Net assets consist of:

       Capital paid-in                                     $ 218,399
       Accumulated net unrealized loss on investments        (53,051)
       Net unrealized appreciation of investments             53,451
       Accumulated net investment loss                           400

       NET ASSETS                                          $ 219,198

       NET ASSET VALUE PER SHARE
       (based on 22,434 shares outstanding -
       shares authorized with $.001 per share par value)      $9.77



                  The accompanying notes are an integral part
                        of these financial statements.


                                       2

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         East End Mutual Funds, Inc. - Capital Appreciation Series

                              STATEMENT OF OPERATIONS

                                    Unaudited
                          July 1,1997 to December 31,1997



       INVESTMENT INCOME

       Income
              Dividends                                     $   516
                      Total income                              516

          Expenses
           Investment management fees (Note 2)                1,246
           Distribution fees (Note 2)                           628
           Custodian fees                                     1,230
           Registration fees                                  1,400
           Printing                                              43
           Audit & legal                                          0
           Insurance                                          1,179
           Other expenses                                       172

           Total expenses before reimbursement                5,898

           Reimbursement of expenses by manager (Note 2)    ( 4,669)

           Expenses, after reimbursement                      1,229

                      Net investment loss                      (713)


       REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized and unrealized gain on investments       53,451
       Net realized and unrealized loss on investments      (53,051)

       Net increase in net assets resulting
       from operations                                     $    400




                     The accompanying notes are an integral part
                             of these financial statements.

                                       3

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           East End Mutual Funds, Inc. - Capital Appreciation Series

                        STATEMENT OF CHANGES IN NET ASSETS
                                    Unaudited
                         July 1,1997 to December 31, 1997



       INCREASE (DECREASE) IN NET ASSETS:
         From Operations:
          Net Investment Loss                                  (713)
          Net realized (loss) gain on investments         $  53,451
          Change in net unrealized depreciation
          on investments                                    (50,051)
          Net increase (decrease) in net assets
          resulting from operations                             400

       Distributions to shareholders from:
         Net investment income                                   -
         Net realized gain                                       -
         Total distributions                                     -

       Share Transactions
         Net proceeds from sales of shares                    4,173
         Reinvestment of distributions                            -
         Cost of shares redeemed                             (7,085)
         Net increase in net assets resulting
         From share transactions                             (3,012)
           Total increase (decrease) in net assets           (3,012)

       Net Assets:
            Beginning of period                             235,139
            End of period                                  $219,198

       Other Information
         Shares sold                                            369
         Shares issued in reinvestment
         of distributions                                        -
         Shares redeemed                                       (666)
       Net increase                                            (297)


                   The accompanying notes are an integral part
                         of these financial statements.

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            East End Mutual Fund, Inc. - Capital Appreciation Series

                             FINANCIAL HIGHLIGHTS


             Selected Data For A Share Of Capital Stock Outstanding

                For the period July 1, 1997 to December 31,1997
       _________________________________________________________________

                       Per Share Operating Performance
       _________________________________________________________________

       Net Asset Value, Beginning of Period                  $ 10.34
       _________________________________________________________________

       Income From Investment Operations:

       Net Investment Loss                                    (0.031)
       Net Realized and Unrealized Gain on Investments      $  0.017

       Total From Investment Operations                       (0.014)
       _________________________________________________________________

       Less Distributions:
       Distributions from Net Realized Gain                       -

       Total distributions                                        -
       _________________________________________________________________


       Net Asset Value, End of Period                        $  9.77
       _________________________________________________________________

       Total Return                                           ( 5.512)%
       _________________________________________________________________

       Ratios/Supplemental Data:

       Ratio of Expenses (After Reimbursement) to
       Average Net Assets                                       0.560 %
       Ratio of Net Investment Loss to Average Net Assets      (0.325)%
       Portfolio Turnover Rate                                 73.632 %
       Average Commission Rate                                  0.144 %
       Net Assets, End of Period                              $219,198
       _________________________________________________________________

                    The accompanying notes are an integral part
                          of these financial statements.

                                       5

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           East End Mutual Funds, Inc. - Capital Appreciation Series
                       NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997

       1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
              Organization: East End Mutual Funds, Inc. - Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc. (the "Company"), a Maryland Corporation, is a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended.

             The following is a summary of significant accounting policies followed by the Fund.

             Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

             Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

             Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

           Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes will be required in the financial statements.

           Deferred Organization Expenses: East End Investment Manage-ment Company (the "Manager") has paid the deferred organization expenses of the Fund. The deferred organization expenses will be amortized over a period not exceeding five years once the Fund has the ability to amortize the expenses and not exceed the most restrictive annual expense limitation (see Note 2). The
       Manager  will  be  repaid  at  the  rate  in  which  the deferred organization expenses are amortized. In the event that the Manager (or any subsequent holder) redeems any of its original

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           East End Mutual Funds, Inc. - Capital Appreciation Series

                       NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 1997

       shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro-rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.


       2.   MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

             Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of average daily net assets, .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $1,246 was accrued and none paid for the six month period ending December 31, 1997.

             In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares, the fees payable to the Manager will be deferred to the extent of such excess, and the Manager may voluntarily advance money for expenses in order to keep the Fund's annual expenses at or below the maximum allowable amount. The most restrictive annual expense limitation is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $75 million, and 1.5% of the remaining average daily net assets. The manager reimbursed the Fund and deferred fees and expenses totalling $4,669 for the six month period ending December 31, 1997.

             Any deferrals or advances made by the Manager will be subject to recoupment by the Manager and reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable state expense limitations and further provided, that such payment would not adversely impact the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders. The Fund is contingently liable to the Manager subject to such recoupment in the amount of $4,669 for the six month period ending December 31, 1997.

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           East End Mutual Funds, Inc. - Capital Appreciation Series

                       NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 1997


              The Manager will also provide transfer agency, and portfolio pricing services to the Fund. Under the terms of the Transfer Agency and Service Agreement, the Manager will charge a minimum annual fee of $15,000 to the Fund. The terms of the Portfolio Pricing Agreement provide for an annual fee of
       $12,000. In addition, the Manager will also provide administrative services, accounting services, financial reporting services, tax accounting services and compliance control services. The Manager will charge a minimum annual fee of $38,000 for these additional services. The Manager did not charge the Fund for any of the above services for the six month period ending December 31, 1997.

             The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses of up to 0.50% of average daily net assets. A distribution fee of $628 was accrued but none paid for the six month period ending December 31, 1997.

             Certain officers and directors of the Fund are officers and directors of the Manager.


       3.   INVESTMENT TRANSACTIONS

             Purchases and sales of investment securities (excluding short-term securities) for the period July 1,1997 to December 31,1997 were $121,474 and $39,920 respectively.

       As of December 31,1997 net realized appreciation for Federal income tax purposes aggregated was none. Unrealized depreciation of $53,051 and unrealized appreciation $53,451. The cost of investments on December 31, 1996 for Federal income tax purposes was $204,549.








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           EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES


       Dear Fellow Investors:

       The Fund ended the year with 34% invested in short term government bills and will use these assets to purchase equities that are attractive at current prices. Dividends of 94.4 cents per share were distributed to shareholders during this period.

       The last six months have been turbulent for equity markets and the Fund. Fears of interest rate increases by the federal reserve created an exit of some investors - from equities into fixed income instruments. Interest rate hikes did not materialize. But the chairman of the federal reserve encouraged these emotions by its silence. The market correction negatively influenced not only the general market but the Fund also.

       Given the attractive value in the Fund's shares - investors should consider purchasing shares in the Fund at this time to take advantage of the buying opportunity. Investors would end up buying more shares now that share prices are low and less shares when prices are high: Dollar Cost Averaging.

       We thank you for your support and look foward to working on your behalf in the future.


                                   Sincerely,



                               Aristides Matsis,
                                   President


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                                   SIGNATURES